Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
			Average		Value of initial fixed $100
	Summary		Summary	Average	investment
	Compensation	Compensation	Compensation	Compensation	based on total
	Table For	Actually Paid	Table Total for	Actually Paid to	Shareholder	Net Income
	PEO	to PEO	Non-PEO	Non-PEO	Return
Year (1)	($)	($)(2)	NEOs ($)	NEOs ($)(2)	(TSR) ($)(3)	(Loss) ($)

2024	2,787,084	1,340,312	1,868,240	1,128,151	$88.12	(45,729,224)
2023	1,653,624	1,653,624	2,285,388	3,007,515	$319.31	20,617,903
2022	1,183,880	1,183,880	577,235	602,079	$324.75	(680,763)

Named Executive Officers, Footnote

(1)	- For each of the years presented above, our PEO was Kevin Brian Cox, Chief Executive Officer. In 2024, our non-PEO was Tony Evers, Chief Financial Officer. In 2023 and 2022, our non-PEO’s were Tony Evers, Chief Financial Officer and David Ansani, Chief Administrative Officer.

Total Compensation per Summary Compensation Table (“SCT”)	[1]	$ 2,787,084	$ 1,653,624	$ 1,183,880
“Compensation Actually Paid” for Year Shown”	[1],[2]	1,340,312	1,653,624	1,183,880
Non-PEO NEO Average Total Compensation Amount	[1]	1,868,240	2,285,388	577,235
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 1,128,151	3,007,515	602,079
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	Reconciliation of Compensation Actually Paid
	2024		2023		2022
		Average of		Average of		Average of
		Non-PEO		Non-PEO		Non-PEO
	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)

Total Compensation per Summary Compensation Table (“SCT”)	2,787,084	1,868,240	1,653,624	2,285,388	1,183,880	577,235

Less: Value of Stock Grants reported in SCT	(1,069,168)	(855,334)	-	(3,114,000)	-	-

Less: Value of Stock Option Grants reported in SCT	(377,604)	(239,149)	-	-	-	-

Plus: Year-End Value of Stock Grants Awarded in Fiscal Year that are Unvested and Outstanding	-	356,000	-	3,870,000	-	-

Plus: Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	-	-	-	(26,251)	-	18,012

Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year	-	(1,606)	-	(7,622)	-	6,832

“Compensation Actually Paid” for Year Shown” (1)	1,340,312	1,128,151	1,653,624	3,007,515	1,183,880	602,079

(1)	Column totals may be impacted by rounding

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[1],[3]	$ 88.12	319.31	324.75
Net Income (Loss) Attributable to Parent	[1]	(45,729,224)	20,617,903	(680,763)
PEO [Member]
Pay vs Performance Disclosure [Table]
Total Compensation per Summary Compensation Table (“SCT”)		2,787,084	1,653,624	1,183,880
“Compensation Actually Paid” for Year Shown”	[4]	1,340,312	1,653,624	1,183,880
PEO [Member] | Value of Stock Grants reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year		(1,069,168)
PEO [Member] | Value of Stock Option Grants reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year		(377,604)
PEO [Member] | Year-End Value of Stock Grants Awarded in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year
PEO [Member] | Change in Fair Value of Prior Year Awards that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year
PEO [Member] | Change in Fair Value of Prior Year Awards that are Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Compensation per Summary Compensation Table (“SCT”)		1,868,240	2,285,388	577,235
“Compensation Actually Paid” for Year Shown”	[4]	1,128,151	3,007,515	602,079
Non-PEO NEO [Member] | Value of Stock Grants reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year		(855,334)	(3,114,000)
Non-PEO NEO [Member] | Value of Stock Option Grants reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year		(239,149)
Non-PEO NEO [Member] | Year-End Value of Stock Grants Awarded in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year		356,000	3,870,000
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Awards that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year			(26,251)	18,012
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Awards that are Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Plus: Change in Fair Value of Prior Year Awards that are Vested in Current Year		$ (1,606)	$ (7,622)	$ 6,832

[1]	- For each of the years presented above, our PEO was Kevin Brian Cox, Chief Executive Officer. In 2024, our non-PEO was Tony Evers, Chief Financial Officer. In 2023 and 2022, our non-PEO’s were Tony Evers, Chief Financial Officer and David Ansani, Chief Administrative Officer.
[2]	The table below details amounts deducted and added to calculate Average Compensation Actually Paid to the PEO and Non-PEO NEOs. in accordance with Item 402(v) of Regulation S-K.
[3]	TSR is calculated based on a fixed investment of $100 made at the closing price as of December 31, 2021, for the period ending December 31 of each year in table above.
[4]	Column totals may be impacted by rounding